SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2020
Housing and Welfare [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Drilling and Production Tools [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years